Short Term Interest-Bearing Bank Deposits (Details) - Schedule of Short Term Deposits (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
U.S. [Member]
Short-Term Debt [Line Items]
Average annual interest rates	5.94%	0.30%
NIS [Member]
Short-Term Debt [Line Items]
Average annual interest rates	4.31%	4.31%